Leases - Rent expense (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Total rent expense	$ 29,877	$ 23,614
Cost of revenue
Operating Leased Assets [Line Items]
Total rent expense	9,630	12,961
Operations and support
Operating Leased Assets [Line Items]
Total rent expense	15,158	7,975
General and administrative
Operating Leased Assets [Line Items]
Total rent expense	$ 5,089	$ 2,678